K&L Gates LLP

One Lincoln Street

Boston, MA 02111

June 27, 2013

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Re: Grosvenor Registered Multi-Strategy (TI 1) Fund, LLC (“TI 1 Fund”)
Pre-Effective Registration Statement on Form N-2
(333-[ ]; 811-22352)
Grosvenor Registered Multi-Strategy (TI 2) Fund, LLC (“TI 2 Fund”)
Pre-Effective Registration Statement on Form N-2
(333-[ ]; 811-22352)
Grosvenor Registered Multi-Strategy (W) Fund, LLC (“W Fund”)
Pre-Effective Registration Statement on Form N-2
(333-[ ]; 811-[ ])

To Whom It May Concern:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the respective above-captioned funds (the “Registrants” and each a “Registrant”) are Registration Statements on Form N-2 (the “Registration Statements”). Each filing represents the initial registration statement under the 1933 Act for the securities of the respective Registrants.

Each of the TI 1 and TI 2 Funds serves as a feeder fund. Each invests substantially all of its assets in a master fund, Grosvenor Registered Multi-Strategy Master Fund, LLC (“Master Fund”), which itself is an investment company registered under the 1940 Act. The TI 1 and TI 2 Funds are registered investment companies and previously have been offered to investors in private placements in reliance upon Regulation D under the 1933 Act. The W Fund is a newly-created feeder fund and is filing its initial Registration Statement pursuant to both the 1933 Act and 1940 Act. The W Fund will invest substantially all of its assets in the Master Fund

Pursuant to SEC staff practice with regard to master-feeder structures, as reflected in “Hub and Spoke Funds: A Report Prepared by the Division of Investment Management” (June 2, 1993), the Master Fund’s board has executed each Registration Statement.

Thank you for your attention to these filings. Please direct any questions to the undersigned at (617) 261-3231.

Sincerely,
/s/ George J. Zornada
George J. Zornada